Deferred compensation awards - Activity relating to NIUs (Detail) - NIU awards [Member]	12 Months Ended
Mar. 31, 2021 $ / shares shares
Outstanding
Outstanding (number of units), Beginning	839,954
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(265,887)
Outstanding (number of units), Forfeited
Outstanding (number of units), Ending	574,067
Index price
Index price, Beginning | $ / shares	$ 5,339
Index price, Granted | $ / shares
Index price, Vested | $ / shares	5,814
Index price, Ending | $ / shares	$ 8,400